Other non-current assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Aug. 01, 2013	Dec. 31, 2012
Other non-current assets
Interest-free housing loan program amount authorized		20,000
Repayment term	5 years
Loan issued	12,772
Allowance for loans granted	0
Long-term rental deposits	9,319		576
Minimum
Other non-current assets
Repayment term	3 years
Maximum
Other non-current assets
Interest-free housing loan amount authorized per employee	500
Repayment term	5 years